RISKS (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Current assets	$ 2,380	$ 1,336
Current liabilities	$ 1,302	$ 521
Liquidity ratio	1.83%	2.56%